Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2021 at Dec. 31, 2020	$ 26	$ 145,111	$ 4,794,261	$ (7,480,678)	$ (2,541,280)
Beginning balance, shares at Dec. 31, 2020	25,845	145,110,129
Common stock issued for conversion of convertible note payable		$ 32,351	291,169		323,520
Common stock issued for conversion of convertible note payable, shares		32,350,978
Common stock sold for cash		$ 35,500	497,000		532,500
Common stock sold for cash, shares		35,500,000
Common stock issued for extension of notes payable		$ 1,250	9,875		11,125
Common Stock Issued for Extension of Notes Payable, shares		1,250,000
Common stock issued for financing commitment		$ 1,800	(1,800)
Common Stock Issued for Financing Commitment, shares		1,800,000
Beneficial conversion feature discount on notes payable			360,000		360,000
Commission paid for raising capital			(11,650)		(11,650)
Common stock issued for accrued compensation		$ 3,693	1,061,093		1,064,786
Common stock issued for accrued compensation, Shares		3,693,288
Common stock issued for services		$ 550	8,150		8,700
Common Stock Issued for Services, shares		550,000
Net loss				(1,063,554)	(1,063,554)
Balance - December 31, 2022 at Dec. 31, 2021	$ 26	$ 220,255	7,008,098	(8,544,232)	(1,315,853)
Ending balance, shares at Dec. 31, 2021	25,845	220,254,395
Common stock issued for conversion of convertible note payable		$ 11,250	78,750		90,000
Common stock issued for conversion of convertible note payable, shares		11,250,000
Common stock issued for financing commitment		$ 120,570	436,495		557,065
Common Stock Issued for Financing Commitment, shares		120,570,188
Sales commissions paid on capital raise			(11,141)		(11,141)
Common stock issued for services		$ 100	800		900
Common Stock Issued for Services, shares		100,000
Beneficial Conversion Feature Associated with Discounts			(371,125)	313,976	(57,149)
Net loss				(1,076,881)	(1,076,881)
Balance - December 31, 2022 at Dec. 31, 2022	$ 26	$ 352,175	$ 7,141,877	$ (9,307,137)	$ (1,813,059)
Ending balance, shares at Dec. 31, 2022	25,845	352,174,583